Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Cash dividend, cash distribution per share	$ 2.20	$ 1.80	$ 1.20
Legal reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 232,611	$ 258,416	$ 110,308
Special Reserve [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	(19,802)	19,802
Cash Dividend [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 1,599,928	$ 1,309,032	$ 872,718